Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000133119 | Health Care
Holdings [Line Items]
Percent of Total Investments	97.70%
C000133119 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.50%
C000133119 | Materials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000133119 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133120 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.60%
C000133120 | Information Technology
Holdings [Line Items]
Percent of Total Investments	35.20%
C000133120 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133120 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.80%
C000133120 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.40%
C000133120 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000133120 | Energy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000133120 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000133121 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.10%
C000133121 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.90%
C000133121 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.30%
C000133121 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000133121 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.40%
C000133121 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.10%
C000133121 | Financials
Holdings [Line Items]
Percent of Total Investments	19.10%
C000133122 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.40%
C000133122 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000133122 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.00%
C000133122 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.10%
C000133122 | Communication Services
Holdings [Line Items]
Percent of Total Investments	25.60%
C000133122 | Financials
Holdings [Line Items]
Percent of Total Investments	32.30%
C000209702 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.70%
C000209702 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000209702 | Communication Services
Holdings [Line Items]
Percent of Total Investments	18.30%
C000209702 | Financials
Holdings [Line Items]
Percent of Total Investments	49.20%
C000209702 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000226276 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000226276 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.30%
C000226276 | Industrials
Holdings [Line Items]
Percent of Total Investments	55.00%
C000226276 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000226276 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.00%
C000226276 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	2.80%
C000164426 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.20%
C000164426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.60%
C000164426 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164426 | Industrials
Holdings [Line Items]
Percent of Total Investments	36.90%
C000164426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000164426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000164427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	57.60%
C000164427 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000164427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000164427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.00%